Other operating income/(expense) (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Other operating income/(expense)
Government grants	£ 1,616	£ 1,197	£ 3,930	£ 2,652
R&D Expenditure Credit ("RDEC")	5,053		9,381	(7,553)
Commercial settlements and other operating expenses	(3,777)		(3,777)	6
Total other operating income	£ 2,892	£ 1,197	£ 9,534	£ (4,895)